Annual Operating Expenses {- Fidelity Emerging Markets Fund} - 10.31 Fidelity Emerging Markets Fund K PRO-07 - Fidelity Emerging Markets Fund - Fidelity Emerging Markets Fund-Class K	Dec. 30, 2020
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.80%